Commitments (Details Narrative) $ in Thousands, $ in Thousands	1 Months Ended				3 Months Ended
	Jul. 31, 2026	Jun. 30, 2026 USD ($)	May 31, 2026 USD ($)	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Dec. 31, 2025 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase obligation for data center services						$ 400	$ 400
Commitment				$ 950,000
Hardware and related infrastructure value			$ 400,000
Hardware and related infrastructure		$ 4,000,000
Total contractual commitment description	The arrangement represents a total contractual commitment of approximately $623 million over the term of the agreement and includes one-time establishment fees and ongoing monthly recurring charges based on contracted capacity.
Customer Services Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital expenditure commitment amount					$ 1,260,000
Capital expenditure to purchase of equipment					$ 720,000